Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 13, 2017
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Dec. 06, 2017
Document Effective Date	Dec. 13, 2017
Prospectus Date	Dec. 13, 2017
Innovator IBD® ETF Leaders ETF | Innovator IBD(R) ETF Leaders ETF
Prospectus:
Trading Symbol	LDRS